Mar-21-03 12:15pm From-

Manager
Securities Operations

03004334

T-220 P.002/002 F-298

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nysc.com

Cert NYS

1-31606

NYSE

RECD S.E.C.
MAR 21 2003
081

March 21, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAR 24 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MORGAN STANLEY CAPITAL TRUST III, Capital Securities (and the Guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 21, 2003. Tentative listing date – March 26, 2003.

Sincerely,

[signature]